Fair Value Measurements, Derivative Instruments and Hedging Activities - Reconciliation of Changes in Carrying Amounts of Goodwill (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended	12 Months Ended
	Feb. 29, 2012	Nov. 30, 2012	Nov. 30, 2013
Disclosure Reconciliation Of Changes In Carrying Amounts Of Goodwill [Abstract]
Ibero goodwill impairment charge	$ 153	$ 153 [1]
Accumulated goodwill impairment charges			$ 153

[1]	At February 29, 2012, given the state of the Spanish economy and considering the low level of Ibero’s estimated fair value in excess of its carrying value, we performed an impairment review of Ibero’s goodwill. During the review, we determined that the interim discounted future cash flow analysis that was used to estimate Ibero’s fair value was primarily impacted by slower than anticipated Ibero capacity growth. As a result, Ibero’s estimated fair value no longer exceeded its carrying value. Accordingly, we recognized a goodwill impairment charge of $153 million during the first quarter of 2012, which represented Ibero’s entire goodwill balance. At November 30, 2013, accumulated goodwill impairment charges were $153 million